SHAREHOLDERS’ EQUITY - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 24, 2025	Jan. 30, 2025	Feb. 20, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2025	Oct. 30, 2024	Oct. 24, 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired (in shares)				4,218,350	6,061,999	12,730,000	4,065,000	23,266,000
Price per share (in USD per shares)					$ 130.80
Remaining authorized repurchase amount				$ 1,405,700,000		$ 1,850,000,000
Average cost per share (in USD per share)				$ 106.45	133.35	$ 123.00	$ 101.77	$ 125.93
Authorized repurchase amount											$ 2,500,000,000
Excise tax on share repurchases						$ 15,600,000	$ 3,900,000
Dividends declared (in USD per share)				$ 0.25	$ 0.25	$ 1.00	$ 1.00	$ 1.00
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Dividends declared (in USD per share)	$ 0.25	$ 0.25
1.500% Convertible Senior Notes Due March 01, 2031 | Convertible Debt
Equity, Class of Treasury Stock [Line Items]
Stated interest rate (as a percent)						1.50%
Shares repurchased
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired (in shares)						5,320,781
Price per share (in USD per shares)			$ 130.80
Average cost per share (in USD per share)						$ 112.77
Authorized repurchase amount										$ 600,000,000.0
Shares repurchased | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Authorized repurchase amount									$ 250,000,000.0
Shares repurchased with note proceeds
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired (in shares)						1,414,759